SHARE-BASED COMPENSATION (Details) $ / shares in Units, $ in Millions			1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 28, 2020 USD ($) $ / shares shares	Dec. 29, 2019 USD ($)	Sep. 27, 2020 USD ($)	Jan. 03, 2021 USD ($) $ / shares shares	Jan. 03, 2021 USD ($) period $ / shares shares	Apr. 04, 2021 $ / shares	Aug. 31, 2020 shares
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares that will be vested as a percentage of the initial grant					0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares that will be vested as a percentage of the initial grant					200.00%
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Award On December 31 2022 | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
Award On December 21 2023 | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
2020 Plan | 2020 LTIP Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Continuing Members' Retained Restricted Units (in shares) | shares					1,479,445
Fair value per unit (in dollars per share) | $ / shares				$ 16.34	$ 16.34
Fair value of replaced Phantom Units			$ 13.9		$ 11.2
Unrecognized compensation expense				$ 8.2	$ 8.2
Post-combination service period					1 year
Share-based compensation expense				5.7
2020 Plan | Initial Grant Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 1.9	$ 1.9
Post-combination service period				2 years
Share-based compensation expense				$ 0.5
Initial grant RSUs (in shares) | shares				128,935
Grant date fair value (in dollars per share) | $ / shares				$ 18.40
2020 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares) | shares							9,500,000
2020 Plan | Executive Leadership Team
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	286,268
Closing share price (in dollars per share) | $ / shares	$ 16.34
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized (in shares) | shares				1,500,000	1,500,000
Offering period					1 year
Number of purchase periods | period					2
Length of offering period					6 months
PSUs | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 2.9	$ 2.9
Post-combination service period					2 years 3 months 18 days
Share-based compensation expense				$ 0.4
Initial grant RSUs (in shares) | shares				140,076
Grant date fair value (in dollars per share) | $ / shares				$ 23.67
Expected option term					2 years 9 months 18 days
Expected volatility					53.60%
Risk-free interest rate					0.20%
PSUs | 2020 Plan | Award On December 31 2022 | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
PSUs | 2020 Plan | Award On December 21 2023 | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
Stock Options | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 1.5	$ 1.5
Post-combination service period					2 years
Share-based compensation expense				$ 0.2
Grant date fair value (in dollars per share) | $ / shares					$ 7.38
Expected option term					6 years 4 months 24 days
Expected volatility					46.80%
Risk-free interest rate					0.40%
Stock Options | 2020 Plan | Award On December 31 2022 | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
Stock Options | 2020 Plan | Award On December 21 2023 | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting percentage					50.00%
Stock Options | 2020 Plan | Executive Leadership Team
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum contractual life	10 years
Phantom Units | 2018 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserve for the estimated fair value	$ 11.2	$ 14.4